CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
COLLABORATION REVENUES	$ 8,771	$ 22,904	$ 129
OPERATING EXPENSES
Research and Development	27,913	40,578	28,146
General and Administrative	11,091	8,276	5,504
TOTAL OPERATING LOSS	30,233	25,950	33,521
FINANCIAL INCOME, net	(943)	(1,374)	(1,318)
LOSS BEFORE INCOME TAXES	29,290	24,576	32,203
INCOME TAXES		33
LOSS FOR THE YEAR	$ 29,290	$ 24,609	$ 32,203
BASIC AND DILUTED LOSS PER ORDINARY SHARE	$ 1.30	$ 1.26	$ 1.80
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING USED IN COMPUTATION OF BASIC AND DILUTED LOSS PER SHARE	22,574,688	19,534,562	17,867,589